CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY - CAD ($)	Capital stock [Member]	Share-based payment reserve [Member]	Deficit [Member]	Total
Beginning Balance at Jan. 01, 2018	$ 29,899,525	$ 3,278,378	$ (19,565,257)	$ 13,612,646
Beginning Balance (Shares) at Jan. 01, 2018	63,602,903
Capital stock issued	$ 48,663,339			48,663,339
Capital stock issued (Shares)	16,886,895
Capital stock issuance costs, net of recovery	$ (1,575,860)			(1,575,860)
Shares issued for mineral property	$ 682,992			682,992
Shares issued for mineral property (Shares)	236,750
Warrants exercised	$ 8,901,880			8,901,880
Warrants exercised (Shares)	3,511,085
Stock options exercised	$ 173,668	(64,068)		109,600
Stock options exercised (Shares)	685,000
Share-based compensation, stock options		2,981,855		2,981,855
Net loss and comprehensive loss for the year			(19,825,314)	(19,825,314)
Ending Balance at Dec. 31, 2018	$ 86,745,544	6,196,165	(39,390,571)	53,551,138
Ending Balance (Shares) at Dec. 31, 2018	84,922,633
Capital stock issued	$ 122,255,855			122,255,855
Capital stock issued (Shares)	17,856,300
Capital stock issuance costs, net of recovery	$ (6,889,426)			(6,889,426)
Shares cancelled and returned to treasury (Shares)	(62,722)
Warrants exercised	$ 5,931,471			5,931,471
Warrants exercised (Shares)	3,959,804
Stock options exercised	$ 1,692,957	(635,357)		1,057,600
Stock options exercised (Shares)	795,000
Stock options forfeited		(83,969)	83,969
Share-based compensation, stock options		5,892,457		5,892,457
Net loss and comprehensive loss for the year			(59,268,859)	(59,268,859)
Ending Balance at Dec. 31, 2019	$ 209,736,401	$ 11,369,296	$ (98,575,461)	$ 122,530,236
Ending Balance (Shares) at Dec. 31, 2019	107,471,015